Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date [Axis]: 2024-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	Our Board has adopted a policy providing for the recovery of erroneously awarded incentive-based compensation received by our executive officers during an applicable recovery period (the “Clawback Policy”). Under the Clawback Policy, in the event that financial results upon which any compensation that is granted, earned or vested based wholly or in part upon the attainment of a financial reporting measure becomes the subject of a financial restatement that is required because of material non-compliance with financial reporting requirements, the Compensation Committee will conduct a review of awards covered by the Clawback Policy and recoup any erroneously awarded incentive-based compensation to ensure that the ultimate award reflects the financial results as restated. The Clawback Policy covers any erroneously awarded incentive-based compensation during the last completed three fiscal years immediately preceding the date on which we are required to prepare an accounting restatement.